Trade Accounts Receivable, Net - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Credit Facility
Receivables [Line Items]
Accounts receivable pledged as collateral to long term debt	$ 23,000	$ 32,527